Note 33 - Net Income (Loss) From Derecognition of Financial Assets not Measured at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2018
Net Income (Loss) From Derecognition of Financial Assets not Measured at Fair Value Through Profit or Loss Abstract
Disclosure of Net Income (Loss) From Derecognition of Financial Assets not Measured at Fair Value Through Profit or Loss

33. Net income (loss) from derecognition of financial assets not measured at fair value through profit or loss

	December 31, 2018	December 31, 2017
(Loss) Income from sale of government securities	(135,835)	11,983
Loss from sale of private securities	(905)	-
TOTAL	(136,740)	11,983